UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hunter Global Investors L.P.
           --------------------------------------------------
Address:   485 Madison Avenue, 22nd Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  02810344
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tito Citarella
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212 453 8980
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Tito Citarella              New York, NY              8/13/10
       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   40
                                               -------------

Form 13F Information Table Value Total:             $629,803
                                               -------------
                                               (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name



                                               FORM 13F INFORMATION TABLE


             COLUMN 1            COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
............................. .............. ........... ......... ..................... .......... ........ .......................
                                                          VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED  NONE
---------------------------  -------------  ----------  --------  --------------------  ---------- -------- -----------------------
APPLE INC                    COM             037833100    43,012     171,000 SH         SOLE                  171,000    0      0
ALLSTATE CORP                COM             020002101    13,859     482,400 SH         SOLE                  482,400    0      0
TD AMERITRADE HLDG CORP      COM             87236Y108    10,710     700,000 SH         SOLE                  700,000    0      0
ARES CAP CORP                COM             04010L103    12,530   1,000,000 SH         SOLE                1,000,000    0      0
ATLAS ENERGY INC             COM             049298102     6,768     250,000 SH         SOLE                  250,000    0      0
BALTIC TRADING LIMITED       COM             Y0553W103    15,850   1,393,989 SH         SOLE                1,393,989    0      0
BB&T CORP                    COM             054937107    15,786     600,000 SH         SOLE                  600,000    0      0
FRANKLIN RES INC             COM             354613101    22,728     263,700 SH         SOLE                  263,700    0      0
BAIDU INC                    SPON ADR REP A  056752108     6,808     100,000 SH         SOLE                  100,000    0      0
CITIGROUP INC                COM             172967101    20,622   5,484,700 SH         SOLE                5,484,700    0      0
COMMERCE BANCSHARES INC      COM             200525103     8,263     229,600 SH         SOLE                  229,600    0      0
CHIPOTLE MEXICAN GRILL INC   COM             169656105    12,997      95,000 SH         SOLE                   95,000    0      0
COGNIZANT TECHNOLOGY SOLUTIO CL A            192446102    30,186     603,000 SH         SOLE                  603,000    0      0
DANAHER CORP DEL             COM             235851102    15,219     410,000 SH         SOLE                  410,000    0      0
NEW ORIENTAL ED & TECH GRP I SPON ADR        647581107    10,717     115,000 SH         SOLE                  115,000    0      0
EXPRESS SCRIPTS INC          COM             302182100    33,502     712,500 SH         SOLE                  712,500    0      0
GENERAL MARITIME CORP NEW    SHS             Y2693R101    10,042   1,662,500 SH         SOLE                1,662,500    0      0
GRAINGER W W INC             COM             384802104     3,958      39,800 SH         SOLE                   39,800    0      0
IDEX CORP                    COM             45167R104    13,172     461,037 SH         SOLE                  461,037    0      0
INVESTMENT TECHNOLOGY GRP NE COM             46145F105       822      51,177 SH         SOLE                   51,177    0      0
JANUS CAP GROUP INC          COM             47102X105    13,320   1,500,000 SH         SOLE                1,500,000    0      0
KNIGHT CAP GROUP INC         CL A COM        499005106    18,913   1,371,500 SH         SOLE                1,371,500    0      0
LAZARD LTD                   SHS A           G54050102     7,040     263,566 SH         SOLE                  263,566    0      0
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708    16,744     323,000 SH         SOLE                  323,000    0      0
LULULEMON ATHLETICA INC      COM             550021109    11,501     309,000 SH         SOLE                  309,000    0      0
LAS VEGAS SANDS CORP         COM             517834107    11,579     523,000 SH         SOLE                  523,000    0      0
METLIFE INC                  COM             59156R108     9,553     253,000 SH         SOLE                  253,000    0      0
M & T BK CORP                COM             55261F104     2,421      28,500 SH Call    SOLE                   28,500    0      0
NORTHERN TR CORP             COM             665859104    14,010     300,000 SH         SOLE                  300,000    0      0
PROSPERITY BANCSHARES INC    COM             743606105     6,950     200,000 SH         SOLE                  200,000    0      0
PRUDENTIAL FINL INC          COM             744320102    21,732     405,000 SH         SOLE                  405,000    0      0
SBA COMMUNICATIONS CORP      COM             78388J106    14,499     426,310 SH         SOLE                  426,310    0      0
SCHWAB CHARLES CORP NEW      COM             808513105    29,354   2,070,100 SH         SOLE                2,070,100    0      0
SCOTTS MIRACLE GRO CO        CL A            810186106    33,851     762,237 SH         SOLE                  762,237    0      0
TIMKEN CO                    COM             887389104     8,109     312,000 SH         SOLE                  312,000    0      0
TRUSTMARK CORP               COM             898402102     2,713     130,318 SH         SOLE                  130,318    0      0
PRICE T ROWE GROUP INC       COM             74144T108    30,487     686,808 SH         SOLE                  686,808    0      0
ULTA SALON COSMETCS & FRAG I COM             90384S303     8,991     380,000 SH         SOLE                  380,000    0      0
US BANCORP DEL               COM NEW         902973304    31,183   1,395,200 SH         SOLE                1,395,200    0      0
WELLS FARGO & CO NEW         COM             949746101    29,302   1,144,600 SH         SOLE                1,144,600    0      0
